SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
SEGMENT DISCLOSURES [Text Block]

17. SEGMENT DISCLOSURES

The Company's operating segments are based on internal management reports that are reviewed by the Company's executives (the chief operating decision makers) in assessing performance. The Company has two operating mining segments which are located in Mexico, Guanaceví and Bolañitos. The Company has one development project in Mexico, Terronera, as well as Exploration and Corporate segments. The Exploration segment consists of projects in the exploration and evaluation phases in Mexico, Chile and the USA.  Exploration projects that are in the local district surrounding a mine are included in the mine's segments.

For the years ended December 31		Revenue	Cost of sales excluding depreciation	Depreciation	Mine operating earnings	Net earnings and comprehensive earnings

Guanaceví	2024	147,281	103,596	19,476	24,209	13,526
	2023	151,508	101,763	15,480	34,265	23,722
Bolañitos	2024	70,358	42,070	10,418	17,870	19,062
	2023	53,955	39,204	12,405	2,346	1,737
Terronera	2024	-	-	-	-	(37,277)
	2023	-	-	-	-	(4,954)
Exploration	2024	-	-	-	-	(12,273)
	2023	-	-	-	-	(11,078)
Corporate	2024	-	-	-	-	(14,514)
	2023	-	-	-	-	(3,304)
Consolidated	2024	217,639	145,666	29,894	42,079	(31,476)
	2023	205,463	140,967	27,885	36,611	6,123

The Exploration segment included $1,080 of costs incurred in Chile for the year ended December 31, 2024 (December 31, 2023 - $1,545) and $43 of costs incurred in USA (December 31, 2023 - $120).

Years ended December 31		Total Assets	Total Liabilities	Capital Expenditures

Guanaceví	2024	$114,745	$43,896	$22,876
	2023	125,456	44,916	24,631
Bolañitos	2024	53,176	7,886	7,893
	2023	44,205	11,200	10,709
Terronera	2024	373,531	173,376	189,912
	2023	186,860	23,604	62,495
Exploration	2024	86,579	1,326	1,571
	2023	83,312	1,319	1,297
Corporate	2024	91,218	8,328	3
	2023	34,974	7,427	276
Consolidated	2024	$719,249	$234,812	$222,255
	2023	474,807	88,466	99,408